Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Dividends paid on common shares	$ 77	$ 77	$ 183
Dividend paid per share	$ 0.0625		$ 0.15